13000641

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAR 13 2013

Washington, DC 20549

CERT NYS
File No. 001-33708

March 13, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Philip Morris International Inc., Floating Rate Notes due 2015, 2.625% Notes due 2023, 4.125% Notes due 2043 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 4, 2013. Tentative listing date – March 14, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com